Other Liabilities (Details) - Schedule of Other Liabilities - Other Liabilites [Memebr] - BRL (R$) R$ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Liabilities [Line Items]
Variable consideration for acquisition of Agrifirma		R$ 610	R$ 13,681
Panamby Farm			142,985
Alto da Serra Farm (a)	[1]	32,303
Total acquisitions payable		32,913	156,666
Current		8,357	156,666
Non-current		R$ 24,556

[1]	Refers to the acquisition of assets (Cultural treatments, Ratchets and Soil preparation), arising from the lease contract carried out on March 12, 2024, as per note 2.3, the obligation is recorded at present value and will be settled within five years.